Selling, general and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Distribution expenses	SFr (151.0)	SFr (96.4)	SFr (51.1)
Selling expenses	(85.5)	(52.6)	(35.6)
Marketing expenses	(130.2)	(100.5)	(45.6)
Share-based compensation	(33.8)	(198.5)	(54.8)
General and administrative expenses	(199.3)	(123.3)	(61.1)
Selling, general and administrative expenses	(599.8)	(571.4)	(248.2)
Other long-term employee benefits	142.1	87.3	57.6
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	40.0	28.7	9.7
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 6.4	SFr 2.7	SFr 2.4